BALANCE SHEET VALUES OF FINANCIAL ASSETS AND LIABILITIES BY MEASUREMENT CATEGORIES (Tables)	9 Months Ended
Sep. 30, 2025
Disclosure of detailed information about financial instruments [abstract]
Schedule of financial assets and liabilities by measurement categories

		September 30, 2025					December 31, 2024
In millions	Category	Carrying amount	Fair value	Level 1	Level 2	Level 3	Carrying amount	Fair value	Level 1	Level 2	Level 3
NON-CURRENT FINANCIAL ASSETS
Other non-current financial assets	Amortized cost	$52.1	$—	$—	$—	$—	$43.0	$—	$—	$—	$—
Other non-current financial assets	Fair value through OCI	14.5	14.5	—	—	14.5	12.6	12.6	—	—	12.6
Promissory notes	Amortized cost	—	—	—	—	—	4.2	4.2	—	—	4.2
Derivative financial instruments (3)
Foreign exchange derivatives - used in hedge accounting	Fair value through OCI	0.6	0.6	—	0.6	—	2.2	2.2	—	2.2	—

CURRENT FINANCIAL ASSETS
Hold-to-collect accounts receivable	Amortized cost	844.4	—	—	—	—	630.7	—	—	—	—
Available for sale factoring receivables	Fair value through OCI	36.2	36.2	—	—	36.2	36.2	36.2	—	—	36.2
Other non-interest yielding receivables (1)	Amortized cost	133.9	—	—	—	—	127.5	—	—	—	—
Promissory notes (1)	Amortized Cost	4.3	4.3	—	—	4.3	7.0	7.0	—	—	7.0
Derivative financial instruments (3)
Foreign exchange derivatives - used in hedge accounting	Fair value through OCI	13.0	13.0	—	13.0	—	38.9	38.9	—	38.9	—
Foreign exchange derivatives - not used in hedge accounting	Fair value through profit or loss	10.0	10.0	—	10.0	—	5.6	5.6	—	5.6	—
Cash and cash equivalents	Amortized cost	353.3	—	—	—	—	345.4	—	—	—	—

Total financial assets per level				$—	$23.6	$55.0			$—	$46.7	$60.0

		September 30, 2025					December 31, 2024
In millions	Category	Carrying amount	Fair Value	Level 1	Level 2	Level 3	Carrying amount	Fair Value	Level 1	Level 2	Level 3
NON-CURRENT FINANCIAL LIABILITIES
Non-current borrowings	Amortized cost	$791.9	$834.5	$—	$834.5	$—	$790.8	$809.0	$—	$809.0	$—
Non-current lease liabilities	Amortized cost	574.9	—	—	—	—	439.0	—	—	—	—
Other non-current liabilities	Amortized cost	4.9	—	—	—	—	13.6	—	—	—	—
Derivative financial instruments (3)
Foreign exchange derivatives - used in hedge accounting	Fair Value through OCI	0.8	0.8	—	0.8	—	0.6	0.6	—	0.6	—
Cross Currency Swaps - used in hedge accounting	Fair Value through OCI	1.8	1.8	—	1.8	—	1.2	1.2	—	1.2	—

CURRENT FINANCIAL LIABILITIES
Current other borrowings	Amortized cost	259.5	—	—	—	—	136.5	—	—	—	—
Revolving credit facility	Amortized cost	93.9	—	—	—	—	—	—	—	—	—
Current lease liabilities	Amortized cost	147.7	—	—	—	—	116.9	—	—	—	—
Accounts payable	Amortized cost	564.5	—	—	—	—	549.0	—	—	—	—
Other current liabilities (2)	Amortized cost	788.8	—	—	—	—	671.1	—	—	—	—
Contingent consideration related to acquisitions (2)	Fair value through profit or loss	20.0	20.0	—	—	20.0	—	—	—	—	—
Derivative financial instruments (3)
Foreign exchange derivatives - not used in hedge accounting	Fair value through profit or loss	2.9	2.9	—	2.9	—	8.0	8.0	—	8.0	—
Foreign exchange derivatives - used in hedge accounting	Fair Value through OCI	63.3	63.3	—	63.3	—	14.3	14.3	—	14.3	—

Total financial liabilities per level				$—	$903.3	$20.0			$—	$833.1	$—

Schedule of changes in Level 3 items in financial instruments

In millions	September 30, 2025	December 31, 2024
(1) Other non-interest yielding receivables
Prepaid expenses and other receivables	$216.4	$213.2
Less
Other tax receivables	55.2	34.2
Derivative financial instruments	23.0	44.5
Promissory notes	4.3	7.0
Total other non-interest yielding receivables	$133.9	$127.5

(2) Other current liabilities
Accrued Liabilities	$983.6	$747.7
Less
Other tax liabilities	108.6	54.3
Derivative financial instruments	66.2	22.3
Contingent consideration related to acquisitions	20.0	—
Total other current liabilities	$788.8	$671.1
(3)The values of the derivatives as per the unaudited condensed consolidated interim statement of financial position have been recorded as they are disclosed in the Company’s unaudited condensed consolidated interim statement of financial position and fair value reserve, and therefore cannot be reconciled with their actual fair values.
The following table presents the changes in Level 3 items during the period:

In millions	Unlisted equity securities	Promissory notes	Available-for-sale factoring receivables	Contingent consideration related to acquisitions
Opening balance January 1, 2025	$12.6	$11.2	$36.2	$—
Additions	1.8	29.5	14.2	20.0
Disposals	—	(37.0)	(14.2)	—
Exchange rate gains/(losses)	0.1	0.6	—	—
Closing balance September 30, 2025	$14.5	$4.3	$36.2	$20.0

Schedule of valuation techniques
The following table shows the valuation technique used in measuring Level 3 fair values for financial instruments in the unaudited condensed consolidated interim statement of financial position, as well as the significant unobservable inputs used.

Type	Valuation technique	Significant unobservable input
Unlisted equity securities	Market comparison approach: fair value of unlisted equity securities is determined by reference to market multiples of comparable listed companies, adjusted by discount for lack of marketability.	(i) Sales growth factor (ii) Risk-adjusted discount rate

Promissory notes	The carrying amount approximates fair value due to the relatively short period to maturity of these instruments and low credit risk of counterparty.

Long-term promissory notes are valued using a discounted cash flow. Expected future cash inflows are discounted over the term of the respective contracts using market interest rates as at the reporting date, adjusted for the credit risk of the counterparty.	The carrying amount approximates fair value for short-term promissory notes due to the relatively short period to maturity of these instruments and low credit risk of counterparty.

For long-term promissory notes, the significant unobservable input is the risk adjusted discount rate.

Available-for-sale factoring receivables	The carrying amount approximates fair value due to the short-term maturity of these instruments and low credit risk of counterparty.	The carrying amount approximates fair value due to the short-term maturity of these instruments and low credit risk of counterparty.

Contingent consideration related to acquisitions	The carrying amount approximates fair value due to the short-term maturity of this liability.	The carrying amount approximates fair value due to the short-term maturity of this liability.